CONSOLIDATED STATEMENT OF COMPREHENSIVE LOSS ₫ in Millions	12 Months Ended
	Dec. 31, 2025 VND (₫) ₫ / shares shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 VND (₫) ₫ / shares shares	Dec. 31, 2023 VND (₫) ₫ / shares shares
CONSOLIDATED STATEMENT OF COMPREHENSIVE LOSS
Net loss for the year	₫ (99,582,848)	$ (3,964,127,543)	₫ (77,354,949)	₫ (60,250,348)	[1]
Other comprehensive loss
Exchange differences on translation of foreign operations	(111,915)	(4,455,038)	(74,771)	(281,808)	[1]
Net other comprehensive loss that will be reclassified to profit or loss in subsequent periods	(111,915)	(4,455,038)	(74,771)	(281,808)	[1]
Total comprehensive loss for the year, net of tax	(99,694,763)	(3,968,582,580)	(77,429,720)	(60,532,156)	[1]
Net loss attributable to non-controlling interests	(198,189)	(7,889,375)	(89,585)	(82,222)	[1]
Comprehensive loss attributable to controlling interest	₫ (99,496,574)	$ (3,960,693,205)	₫ (77,340,135)	₫ (60,449,934)	[1]
Net loss per share attributable to ordinary shareholders
Basic (amount per share) | (per share)	₫ (42,488)	$ (1.7)	₫ (33,042)	₫ (26,038)	[1]
Diluted (amount per share) | (per share)	₫ (42,488)	$ (1.7)	₫ (33,042)	₫ (26,038)
Weighted average number of shares used in loss per share computation
Basic (in shares)	2,339,145,514	2,339,145,514	2,338,415,230	2,310,823,009	[1]
Diluted (in shares)	2,339,145,514	2,339,145,514	2,338,415,230	2,310,823,009

[1]	As adjusted to reflect the historical financial statements of VinES JSC acquired in January 2024, deemed as reorganization under common control